Related Party Transactions (Details) - Schedule of advance to suppliers, related party - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Advance to supplier – related party
Total		$ 3,787,036	$ 3,842,620
Shexian Ruibo [Member]
Advance to supplier – related party
Total	[1]	3,769,138	3,656,118
Q Green Techcon Private Limited [Member]
Advance to supplier – related party
Total		15,310	174,099
Handan Ruisheng Construction Material Technology Co., Ltd. [ Member]
Advance to supplier – related party
Total		$ 2,588	$ 12,403

[1]	The balance represents the Company’s purchase advances for eco-friendly materials and equipment supplied by Shexian Ruibo.